RENTAL DEPOSIT	12 Months Ended
Dec. 31, 2021
RENTAL DEPOSIT
Rental Deposit

NOTE 12 – RENTAL DEPOSIT

As of December 31, 2021, rental deposit of $272,063 (2020: $264,910) is office lease deposit with the tenancy period of 5 years, which consist of rental deposit and property management fee deposit.